Financial assets and liabilities - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates Impact on Profit Loss (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Low FX rate
Marketable securities [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Low FX rate
Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Low FX rate
Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	High FX rate
Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	High FX rate
Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	High FX rate
Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	High FX rate
Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Risk factor	Low FX rate
Probable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	R$ 127,499
Impacts on other comprehensive income	346
Probable [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	850
Probable [member] | Marketable securities [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(42)
Probable [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(23)
Probable [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	124
Probable [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	6,720
Probable [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	894
Probable [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	85
Probable [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	119,237
25% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(470,764)
Impacts on other comprehensive income	(196,073)
25% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	159,574
25% [member] | Marketable securities [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	24,113
25% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	17,754
25% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(103,403)
25% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(3,982,846)
25% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(509,795)
25% [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(48,658)
25% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	3,776,424
50% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(873,209)
Impacts on other comprehensive income	(392,492)
50% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	318,297
50% [member] | Marketable securities [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	48,268
50% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	35,457
50% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(206,380)
50% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(7,969,185)
50% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(1,020,484)
50% [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(97,401)
50% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	7,625,727
-25% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	8,203
Impacts on other comprehensive income	196,765
-25% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(157,873)
-25% [member] | Marketable securities [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(24,197)
-25% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(18,066)
-25% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	103,433
-25% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	3,986,877
-25% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	511,583
-25% [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	48,828
-25% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(4,245,617)
-50% [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	561,849
Impacts on other comprehensive income	393,184
-50% [member] | Cash and cash equivalents [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(316,597)
-50% [member] | Marketable securities [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(48,352)
-50% [member] | Trade receivables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	(35,813)
-50% [member] | Trade payables [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	206,733
-50% [member] | Loans, borrowings and debentures [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	7,973,216
-50% [member] | Leases [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	1,022,272
-50% [member] | Consideration payable [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	97,571
-50% [member] | Derivative financial instruments [member]
Disclosure foreign currency sensitivity analysis impact on profit loss [line items]
Impacts on profit or loss before taxes	R$ (7,943,997)